Preferred stock and common stock (Details) - Warrant activity - Warrant [Member] - shares	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Class of Warrant or Right [Line Items]
Warrants Outstanding	368,585,978	371,668,230	348,585,700
Warrants Granted	19,417,749	24,921,696
Exercised	(2,113,333)
Warrants Expired	(3,620,000)	(1,689,166)
Warrants Cancelled	(16,766,668)	(150,000)